UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew E. Fraley
Title:    Chief Investment Officer
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Andrew E. Fraley    Minneapolis, MN      February 17, 2009
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             38
Form 13F Information Table Value Total:       $477,105
                                           (thousands)

List of Other Included Managers:

NONE
              FORM 13F INFORMATION TABLE

              COLUMN 1         COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7     COLUMN 8
                               TITLE OF                 VALUE                SH/   PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         CLASS        CUSIP     (x$1000)    AMOUNT    PRN   CALL   DISCRETION   MANAGERS  SOLE   SHARED NONE
ALTRIA GROUP INC           COM               02209S103    1453     96461     SH           SOLE                   96461
AMR CORP                   COM               001765106    226      21200     SH           SOLE                   21200
AMR CORP                   PUT               001765956    8536     800000    SH  PUT      SOLE                   800000
ANADARKO PETE CORP         CALL              032511907    7710     200000    SH  CALL     SOLE
APACHE CORP                CALL              037411905    7453     100000    SH  CALL     SOLE
BERKSHIRE HATHAWAY INC DEL CL B              084670207    1295     403       SH           SOLE                   403
BLACKSTONE GROUP L P       CALL              09253U908    653      100000    SH  CALL     SOLE
BURLINGTON NORTHN SANTA FE COM               12189T104    568      7500      SH           SOLE                   7500
CAPITAL ONE FINL CORP      PUT               14040H955    6687     209700    SH  PUT      SOLE                   209700
CHINA MED TECHNOLOGIES INC SPONSORED ADR     169483104    1165     57482     SH           SOLE                   57482
CHINA MED TECHNOLOGIES INC NOTE 4.000% 8/1   169483AC8    4694     10000000  PRN          SOLE
CME GROUP INC              CALL              12572Q905    10405    50000     SH  CALL     SOLE                   0
CONTINENTAL AIRLS INC      CL B              210795308    217      12000     SH           SOLE                   12000
DELTA AIR LINES INC DEL    COM NEW           247361702    712      62161     SH           SOLE                   62161
E M C CORP MASS            CALL              268648902    3141     300000    SH  CALL     SOLE                   0
EASTMAN KODAK CO           CALL              277461909    4935     750000    SH  CALL     SOLE                   0
ENERSYS                    NOTE 3.375% 6/0   29275YAA0    4616     8000000   PRN          SOLE
GENERAL ELECTRIC CO        PUT               369604953    5019     309800    SH  PUT      SOLE                   309800
GSI GROUP INC CDA          COM               36229U102    203      418464    SH           SOLE                   418464
ISHARES TR                 PUT               464287955    9848     200000    SH  PUT      SOLE                   200000
JOHNSON & JOHNSON          COM               478160104    2739     45781     SH           SOLE                   45781
JPMORGAN & CHASE & CO      COM               46625H100    465      14759     SH           SOLE                   14759
KROGER CO                  COM               501044101    1222     46283     SH           SOLE                   46283
LEADING BRANDS INC         COM               52170U108    149      1067685   SH           SOLE                   1067685
LINEAR TECHNOLOGY CORP     NOTE 3.000% 5/0   535678AC0    7634     10000000  PRN          SOLE
LSB INDS INC               COM               502160104    2883     346561    SH           SOLE                   346561
LUCAS ENERGY INC           COM NEW           549333201    233      432589    SH           SOLE                   432589
MARRIOTT INTL INC NEW      CALL              571903902    3754     193000    SH  CALL     SOLE
MASSEY ENERGY CO           NOTE 3.250% 8/0   576203AJ2    2730     5000000   PRN          SOLE
MCDONALDS CORP             COM               580135101    2564     41230     SH           SOLE                   41230
MEDTRONIC INC              CALL              585055906    3887     100000    SH  CALL     SOLE
MERRILL LYNCH & CO INC     CALL              590188908    1455     125000    SH  CALL     SOLE
MICROSOFT CORP             CALL              594918904    5832     300000    SH  CALL     SOLE
MONSTER WORLDWIDE INC      CALL              611742907    5441     450000    SH  CALL     SOLE
NABORS INDS INC            NOTE 0.940% 5/1   629568AP1    6650     8000000   PRN          SOLE
NEW YORK TIMES CO          CALL              650111907    1682     229400    SH  CALL     SOLE
NYSE EURONEXT              CALL              629491901    2826     103200    SH  CALL     SOLE
OMNICARE INC               DBCV 3.250%12/1   681904AL2    4600     8000000   PRN          SOLE
ORACLE CORP                CALL              68389X905    5319     300000    SH  CALL     SOLE
PFIZER INC                 COM               717081103    1378     77800     SH           SOLE                   77800
PNC FINL SVCS GROUP INC    COM               693475105    931      19000     SH           SOLE                   19000
PROCTER & GAMBLE CO        COM               742718109    2776     44900     SH           SOLE                   44900
PROSHARES TR               PSHS ULTRA FINL   74347R743    1146     190000    SH           SOLE                   190000
RETAIL HOLDRS TR           PUT               76127U951    18334    244000    SH  PUT      SOLE                   244000
RETAIL HOLDRS TR           DEP RCPT          76127U101    699      9300      SH           SOLE                   9300
SEARS HLDGS CORP           CALL              812350906    1943     50000     SH  CALL     SOLE
SELECT SECTOR SPDR TR      CALL              81369Y905    29105    1761600   SH  CALL     SOLE
SELECT SECTOR SPDR TR      SBI INT-FINL      81369Y605    1252     100000    SH           SOLE                   100000
SPDR TR                    UNIT SER 1        78462F103    11887    131728    SH           SOLE                   131728
SPDR TR                    CALL              78462F903    226132   2505900   SH  CALL     SOLE
STARWOOD HOTELS&RESORTS    CALL              85590A901    2685     150000    SH  CALL     SOLE
TARGET CORP                CALL              87612E906    6906     200000    SH  CALL     SOLE
TYSON FOODS INC            NOTE 3.250%10/1   902494AP8    4935     6000000   PRN          SOLE
U S G CORP                 COM NEW           903293405    383      47600     SH           SOLE                   47600
UAL CORP                   COM NEW           902549807    347      31500     SH           SOLE                   31500
UNITED STATES NATL GAS F   UNIT              912318102    364      15708     SH           SOLE                   15708
US BANCORP DEL             COM NEW           902973304    878      35100     SH           SOLE                   35100
VALERO ENERGY CORP NEW     CALL              91913Y900    5410     250000    SH  CALL     SOLE
VERENIUM CORPORATION       COM               92340P100    59       67055     SH           SOLE                   67055
WAL MART STORES INC        COM               931142103    6057     108045    SH           SOLE                   108045
WAL MART STORES INC        PUT               931142953    589      10500     SH  PUT      SOLE                   10500
WELLS FARGO & CO NEW       COM               949746101    731      24800     SH           SOLE                   24800
WEYERHAEUSER CO            COM               962166104    419      13700     SH           SOLE                   13700
WEYERHAEUSER CO            CALL              962166904    4696     153400    SH  CALL     SOLE
YAHOO INC                  CALL              984332906    6100     500000    SH  CALL     SOLE